Cover	12 Months Ended
Dec. 31, 2022
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	METAWORKS PLATFORMS, INC.
Entity Central Index Key	0001515139
Entity Tax Identification Number	27-3098487
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3250 Oakland Hills Court
Entity Address, City or Town	Fairfield
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94534
City Area Code	(424)
Local Phone Number	570-9446
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	3064 Silver Sage Drive
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Carson City
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89701
City Area Code	(775)
Local Phone Number	841-0644
Contact Personnel Name	GKL Registered Agents of NV, Inc.